Balance Sheets - CAD ($)	Sep. 30, 2024	Dec. 31, 2023
Current
Cash	$ 10,180	$ 18,304
Accounts receivable	2,176	0
GST receivable	6,273	4,078
Assets Current	18,629	22,382
Mineral Property Interests (note 5)	104,502	98,992
Total Assets	123,131	121,374
Liabilities and Stockholders’ Deficiency
Accounts payable and accrued liabilities (notes 6 and 13)	74,273	76,546
Due to related parties (note 7)	103,503	82,328
Loan payable (note 8)	66,726	62,973
Convertible debentures (note 9)	542,089	519,589
Total Liabilities	786,591	741,436
Stockholders’ Deficiency
Capital stock (note 10)	27,765,269	27,736,269
Equity portion of convertible debentures (note 9)	33,706	33,706
Reserves	96,155	24,000
Deficit	(28,558,590)	(28,414,037)
Total Stockholders’ Deficiency	(663,460)	(620,062)
Total Liabilities and Stockholders’ Deficiency	$ 123,131	$ 121,374